RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of amounts due from related party

	Amounts due from
	related party
	December 31,
	2011	2012

Amounts due from Shanghai Chuanxue Net Technology Co., Ltd (“Shanghai Chuanxue”) (i)	43	—
Amounts due from Beijing Lebai Education Consulting Co., Ltd. (“Beijing Lebai”) (ii)	—	1,592
	43	1,592

(i)                                     Shanghai Chuanxue is a company majority owned by a director of the Company, who is also the chief executive officer and a beneficial owner of the Company’s ordinary shares. The balance as of December 31, 2011 was unsecured, interest free and repayable on demand.

(ii)                                  In August 2012, the Company purchased, for consideration of $4,786, a 12.72% equity interest in Firstleap Education and Jin Xin, the president of Xueda, is appointed the board member of Firstleap.

In November 2012, Xueda Information signed a three-party loan agreement with Lebai, an affiliate of Firstleap and Bank of Beijing whereby the Company loaned RMB10 million (equivalent to $1,592) to Lebai through Bank of Beijing for a period from November 18, 2012 to May 28, 2013 at an annual interest rate of 10%.

Schedule of transactions with related party

	Years ended December 31,
	2010	2011	2012
Advertising services provided by Beijing 58 City Information and Technology Co., Ltd. (“58 City”) (iii)	565	493	141
Advertising services provided by Beijing City Wanglin Information and Technology Co., Ltd. (“City Wanglin”) (iii)	—	—	153

Total	—	—	294

Rental income generated from Lebai	—	—	99

Total	—	—	99

(iii)                             58 City and City Wanglin is wholly owned by Yao Jinbo, a beneficial owner and individual ordinary shareholders of the Group. 58 City and City Wanglin provided advertisement services to the Group. There was no un-settled balance as of December 31, 2010, 2011 and 2012.